UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Charles P. Nelson

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Short Duration Bond Fund (Initial Class and Class L)

Annual Report

December 31, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Great-West Short Duration Bond Fund’s strategic positioning reflects expectations for increased domestic economic activity and gradually increasing short-term interest rates. In 2014, the strategy targeted investment of cash flows into corporate sectors and industries. Commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) remain out-of-Benchmark allocations in the Fund. CMBS spreads outperformed and as a result are trading at fair value vs. corporate bonds. These positions have been opportunistically swapped into higher yielding asset classes/sectors of the corporate market. Fund duration was actively managed through the year, from short -0.2 years relative to the Barclays 1–3 Year U.S. Credit Bond Index (the “Benchmark”) duration at the beginning of 2014 to neutral duration at the end of 2014.

For the 12 month period ended December 31, 2014, the Fund (Initial Class shares) returned 1.00% net of fees relative to its Benchmark performance of 1.12%, and 1.60% gross of fees. Performance relative to the Benchmark Index was driven by issue selection within credit; a positive, and an underweight to non-corporate credit (Sovereign, Supranational, Foreign Agency, and Foreign Local Government) in favor of out-of-Benchmark allocations to CMBS and ABS securities.

Fixed income returns were positive across all asset classes in the short duration space in 2014, as the Federal Reserve kept the Fed Funds rate at 0.0% to 0.25% throughout the year, and short-term rates out to 5 years were flat to lower than they were at the beginning of 2014. The MBS 1-3 year constituent led all other short duration constituents with the Government and the ABS 1-3 year constituents being the worst performers. Within the corporate subsector, utilities were the best performers with industrials lagging due to the significant drop in energy prices.

The Federal Reserve concluded the quantitative easing program in October 2014. While yields were widely expected to increase, the U.S. Treasury yield curve flattened and interest rates declined across the curve as concerns of global weakness and global central bank easing increased. In this persistent low yield environment, demand for spread product has consistently outstripped supply, resulting in ongoing spread tightening across all asset classes for most of the year. Dollar strengthening and falling commodity prices, specifically energy and metals, caused volatility to spike, which pushed spreads wider across most asset classes in the fourth quarter. Investment grade corporate spreads are close to long-term historical levels.

The views and opinions in this report were current as of December 31, 2014 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Barclays 1-3 Year Credit Bond Index
	10,000.00	10,000.00
2005	10,262.00	10,189.00
2006	10,855.14	10,663.81
2007	11,369.68	11,299.37
2008	11,407.20	11,333.72
2009	12,550.20	12,647.30
2010	13,453.26	13,172.16
2011	13,839.37	13,402.67
2012	14,513.35	13,897.23
2013	14,714.69	14,098.82
2014	14,861.39	14,256.05

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2014

	One Year	Five Years	Ten Years/ Since Inception
Initial Class	1.00%	3.40%	4.02%
Class L	1.07%	N/A	1.35%*

*Since inception on October 15, 2012.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Rating as of December 31, 2014

Rating	% of Fund Investments
A1	6.68%
A2	8.35
A3	12.52
Aa1	0.70
Aa2	2.84
Aa3	0.70
Aaa	22.13
Ba1	1.55
Ba2	1.07
Ba3	0.08
Baa1	14.19
Baa2	19.48
Baa3	8.04
CCC, CC, C	0.36
Not Rated	0.39
Short Term Investments	0.92
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 to December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/14)	(12/31/14)	(07/01/14 – 12/31/14)
Initial Class
Actual	$1,000.00	$1,000.02	$3.00

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03

Class L
Actual	$1,000.00	$999.54	$3.00

Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares or 0.60% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount			Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 24.91%
$ 2,076,812	Aegis Asset Backed Securities Trust Mortgage Pass Through Certificates(a) Series 2004-3, Class A1 0.89%, 09/25/2034	$	2,042,233
665,957	Americold 2010 LLC Trust(b) Series 2010-ARTA, Class A1 3.85%, 01/14/2029		695,443
700,676	Asset Backed Funding Certificates Trust(a) Series 2004-OPT4, Class A1 0.79%, 04/25/2034		693,431
2,550,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2012-1A, Class A 2.05%, 08/20/2016		2,564,198
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017		511,472
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017		517,846
2,528	Bear Stearns Commercial Mortgage Securities Trust(a) Series 2004-PWR4, Class A3 5.47%, 06/11/2041		2,527
1,000,000	Cabela’s Master Credit Card Trust(b) Series 2010-2A, Class A1 2.29%, 09/17/2018		1,011,887
1,237,500	CAL Funding II Ltd(b) Series 2013-1A, Class A 3.35%, 03/27/2028		1,233,568
8,022	Centex Home Equity Loan Trust(a) Series 2004-A, Class AF6 4.27%, 01/25/2034		8,028
1,254,000	CLI Funding V LLC(b) Series 2013-2A, Class Note 3.22%, 06/18/2028		1,241,989
1,824,185	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class A1 1.28%, 08/10/2046		1,821,085
1,984,298	Series 2013-LC13, Class A1 1.31%, 08/10/2046		1,982,345
1,162,500	Cronos Containers Program Ltd(b) Series 2012-2A, Class A 3.81%, 09/18/2027		1,163,043
833,333	Series 2013-1A, Class A 3.08%, 04/18/2028		827,589
748,457	Enterprise Fleet Financing LLC(b) Series 2013-2, Class A2 1.06%, 03/20/2019		749,892
3,000,000	Series 2014-2, Class A2 1.05%, 03/20/2020		2,996,934
17,135	Equity One Mortgage Pass Through Trust(c) Series 2004-1, Class AF6 4.21%, 04/25/2034		17,232

Principal Amount			Fair Value
Non-Agency — (continued)
$ 833,333	Global SC Finance II SRL(b) Series 2013-1A, Class A 2.98%, 04/17/2028	$	825,057
527,457	GMAC Mortgage Corp Series 2007-HE2, Class A3 6.19%, 12/25/2037		505,162
1,807,424	GS Mortgage Securities Corp Trust(b) Series 2014-NEW, Class A1 1.76%, 01/10/2031		1,793,507
1,990,000	Hertz Vehicle Financing LLC(b) Series 2009-2A, Class A2 5.29%, 03/25/2016		2,001,128
1,000,000	Honda Auto Receivables Owner Trust Series 2013-4, Class A3 0.69%, 09/18/2017		999,248
1,200,000	HSBC Home Equity Loan Trust USA(a) Series 2006-4, Class M1 0.43%, 03/20/2036		1,159,940
1,713,934	JP Morgan Chase Commercial Mortgage Securities Trust(b) Series 2011-C4, Class A2 3.34%, 07/15/2046		1,761,160
500,000	Morgan Stanley Capital I Trust(a) Series 2006-T21, Class A4 5.16%, 10/12/2052		512,665
750,000	Oscar US Funding Trust(b)(d) Series 2014-1A, Class A3 1.72%, 04/15/2019		752,021
115,449	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3 5.50%, 08/25/2025		116,188
914,716	Springleaf Mortgage Loan Trust(a)(b) Series 2012-2A, Class A 2.22%, 10/25/2057		926,982
142,659	Structured Receivables Finance 3 LLC(b) Series 2006-A, Class A 5.55%, 01/15/2030		157,510
179,354	Wells Fargo Commercial Mortgage Trust(b) Series 2010-C1, Class A1 3.35%, 11/15/2043		186,032
201,714	WFRBS Commercial Mortgage Trust Series 2011-C4, Class A1 1.61%, 06/15/2044(b)		202,172
250,000	Series 2011-C4, Class A2 3.45%, 06/15/2044(b)		257,671
1,000,000	Series 2011-C5, Class A2 2.68%, 11/15/2044		1,024,297
1,950,999	Series 2013-C16, Class A1 1.41%, 09/15/2046		1,961,101

			35,222,583

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount			Fair Value
U.S. Government Agency — 0.06%
$ 68,973	Federal National Mortgage Association Series 2003-T4, Class 2A6 4.76%, 07/26/2033(c)	$	72,923
10,392	Series 2004-T9, Class A1 0.45%, 04/25/2035(a)		10,346

			83,269

TOTAL ASSET-BACKED SECURITIES — 24.97% (Cost $35,401,458)		$	35,305,852

BANK LOANS
520,833	Express Scripts Inc(a) 1.98%, 08/29/2016		518,229

TOTAL BANK LOANS — 0.37% (Cost $520,355)		$	518,229

CORPORATE BONDS AND NOTES
Basic Materials — 3.98%
1,000,000	Alcoa Inc 5.55%, 02/01/2017		1,067,059
1,000,000	Eastman Chemical Co 2.40%, 06/01/2017		1,015,611
1,000,000	Freeport-McMoRan Copper & Gold Inc 2.30%, 11/14/2017		1,001,200
1,447,500	Glencore Finance Canada Ltd(b) 5.80%, 11/15/2016		1,548,450
1,000,000	Rio Tinto Finance USA PLC 1.63%, 08/21/2017		999,587

			5,631,907

Communications — 5.70%
1,725,000	AT&T Inc 5.50%, 02/01/2018		1,904,214
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016		511,349
1,000,000	NBCUniversal Enterprise Inc(b) 1.66%, 04/15/2018		992,848
500,000	Pearson Funding Two PLC(b) 4.00%, 05/17/2016		519,721
1,000,000	Thomson Reuters Corp 1.65%, 09/29/2017		993,872
2,070,000	Verizon Communications Inc 2.50%, 09/15/2016		2,115,902
1,000,000	Viacom Inc 2.50%, 12/15/2016		1,021,724

			8,059,630

Consumer, Cyclical — 9.25%
1,000,000	Carnival Corp 1.20%, 02/05/2016		999,419

Principal Amount			Fair Value
Consumer, Cyclical — (continued)
$ 1,500,000	Cintas Corp No 2 2.85%, 06/01/2016	$	1,537,906
500,000	Daimler Finance North America LLC(b) 1.30%, 07/31/2015		502,041
1,000,000	1.38%, 08/01/2017		995,333
1,000,000	Hanesbrands Inc 6.38%, 12/15/2020		1,060,000
500,000	Harley-Davidson Financial Services Inc(b) 2.70%, 03/15/2017		512,328
1,000,000	2.40%, 09/15/2019		999,933
459,741	JetBlue Airways 2004-2 G-1 Pass Through Trust(a) 0.61%, 08/15/2016		455,144
1,000,000	Kia Motors Corp(b) 3.63%, 06/14/2016		1,031,040
1,000,000	Volkswagen Group of America Finance LLC(b) 1.25%, 05/23/2017		995,080
1,000,000	1.60%, 11/20/2017		996,342
1,000,000	Walgreen Co 1.80%, 09/15/2017		1,000,491
2,000,000	Whirlpool Corp 1.35%, 03/01/2017		1,993,958

			13,079,015

Consumer, Non-cyclical — 10.40%
1,000,000	AbbVie Inc 1.75%, 11/06/2017		1,002,173
1,000,000	Archer-Daniels-Midland Co 5.45%, 03/15/2018		1,113,903
2,000,000	Bayer US Finance LLC(b) 1.50%, 10/06/2017		2,001,282
1,000,000	Becton Dickinson & Co 1.80%, 12/15/2017		1,003,688
933,000	Bunge Ltd Finance Corp 4.10%, 03/15/2016		961,887
1,000,000	Constellation Brands Inc 7.25%, 05/15/2017		1,105,000
2,000,000	Kellogg Co(e) 1.75%, 05/17/2017		2,010,464
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016		513,130
1,000,000	Total System Services Inc 2.38%, 06/01/2018		991,437
1,000,000	UnitedHealth Group Inc 1.40%, 12/15/2017		999,109
1,000,000	Western Union Co 2.38%, 12/10/2015		1,009,176
1,000,000	WM Wrigley Jr Co(b) 1.40%, 10/21/2016		1,000,809
1,000,000	Zoetis Inc 1.15%, 02/01/2016		999,107

			14,711,165

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount			Fair Value
Energy — 9.34%
$ 1,000,000	Boardwalk Pipelines LP 5.50%, 02/01/2017	$	1,054,914
1,000,000	BP Capital Markets PLC 2.24%, 09/26/2018		1,002,828
1,190,000	Cameron International Corp 1.15%, 12/15/2016		1,177,556
1,000,000	1.40%, 06/15/2017		984,916
2,000,000	Continental Resources Inc 7.13%, 04/01/2021		2,150,000
1,000,000	Ensco PLC 3.25%, 03/15/2016		1,018,286
1,000,000	FMC Technologies Inc 2.00%, 10/01/2017		992,839
551,014	Kern River Funding Corp(b) 4.89%, 04/30/2018		590,977
1,000,000	National Oilwell Varco Inc 1.35%, 12/01/2017		987,159
1,500,000	Petrobras International Finance Co 2.88%, 02/06/2015		1,493,835
486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016		518,465
1,226,000	Transocean Inc 4.95%, 11/15/2015		1,229,071

			13,200,846

Financial — 22.56%
1,000,000	Air Lease Corp 2.13%, 01/15/2018		982,500
170,000	American Express Credit Corp 5.30%, 12/02/2015		176,838
1,000,000	Bank of America Corp 3.70%, 09/01/2015		1,017,450
1,000,000	1.70%, 08/25/2017		1,000,227
1,000,000	Bank of Nova Scotia 1.30%, 07/21/2017		996,743
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd(b) 1.20%, 03/10/2017		1,983,746
1,000,000	Bear Stearns Cos LLC(a) 0.62%, 11/21/2016		997,558
1,000,000	Citigroup Inc 1.35%, 03/10/2017		995,283
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017		1,564,779
1,000,000	Credit Suisse 1.38%, 05/26/2017		997,054
1,000,000	Duke Realty LP 5.95%, 02/15/2017		1,084,353
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016		1,024,658
500,000	Ford Motor Credit Co LLC 1.50%, 01/17/2017		497,310
2,000,000	1.72%, 12/06/2017		1,979,330
1,000,000	HSBC Finance Corp 5.00%, 06/30/2015		1,020,175
1,000,000	Hyundai Capital Services Inc(b) 3.50%, 09/13/2017		1,034,477

Principal Amount			Fair Value
Financial — (continued)
$ 500,000	JPMorgan Chase & Co 4.75%, 03/01/2015	$	502,858
2,000,000	3.15%, 07/05/2016		2,055,874
250,000	Lehman Brothers Holdings Inc(f)(g) 0.00%, 10/15/2020		36,563
1,000,000	Macquarie Bank Ltd(b) 1.65%, 03/24/2017		1,003,449
1,000,000	Morgan Stanley 3.80%, 04/29/2016		1,033,019
2,500,000	Nomura Holdings Inc 5.00%, 03/04/2015		2,517,862
1,750,000	Prudential Financial Inc 4.75%, 09/17/2015		1,795,710
1,000,000	Royal Bank of Canada 1.40%, 10/13/2017		996,728
1,500,000	Sumitomo Mitsui Banking Corp 1.45%, 07/19/2016		1,505,584
1,000,000	Toronto-Dominion Bank 1.40%, 04/30/2018		993,735
1,000,000	Wachovia Corp 5.75%, 02/01/2018		1,119,780
1,000,000	Wells Fargo & Co 1.50%, 01/16/2018		994,528

			31,908,171

Industrial — 6.15%
500,000	BAE Systems PLC(b) 3.50%, 10/11/2016		519,376
1,227,070	Canadian National Railway Co Financing Pass Through Trust 7.20%, 01/02/2016		1,295,474
739,303	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019		813,233
2,250,948	Federal Express Corp 2012 Pass Through Trust(b) 2.63%, 01/15/2018		2,270,597
2,000,000	Northrop Grumman Corp 1.75%, 06/01/2018		1,985,628
500,000	Ryder System Inc 3.15%, 03/02/2015		501,900
250,000	7.20%, 09/01/2015		260,525
500,000	TTX Co(b) 4.90%, 03/01/2015		503,286
255,656	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020		296,571
250,000	Waste Management Inc 6.38%, 03/11/2015		252,575

			8,699,165

Technology — 2.49%
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015		503,628
1,000,000	EMC Corp 1.88%, 06/01/2018		996,601

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount			Fair Value
Technology — (continued)
$ 1,000,000	Fidelity National Information Services Inc 1.45%, 06/05/2017	$	994,399
1,000,000	Hewlett-Packard Co 3.30%, 12/09/2016		1,032,725

			3,527,353

Utilities — 1.32%
500,000	Kentucky Power Co(b) 6.00%, 09/15/2017		553,131
216,000	PNPP II Funding Corp 8.83%, 05/30/2016		226,545
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017		1,079,882

			1,859,558

TOTAL CORPORATE BONDS AND NOTES — 71.19% (Cost $100,440,427)		$	100,676,810

MORTGAGE-BACKED SECURITIES
Non-Agency — 0.01%
17,745	CHL Mortgage Pass Through Trust(a) Series 2003-15, Class 1A1 0.67%, 06/25/2018		17,568

TOTAL MORTGAGE-BACKED SECURITIES — 0.01% (Cost $16,189)		$	17,568

U.S. TREASURY BONDS AND NOTES
1,300,000	United States Treasury Note/Bond 0.50%, 11/30/2016		1,296,750
2,500,000	0.63%, 12/31/2016		2,496,680

TOTAL U.S. TREASURY BONDS AND NOTES — 2.68% (Cost $3,794,894)		$	3,793,430

SHORT TERM INVESTMENTS
Repurchase Agreements — 0.92%
645,000	Repurchase agreement (principal amount/value $645,000 with a maturity value of $645,002) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 12/31/14, to be repurchased at $645,002 on 1/2/15, collateralized by a U.S. Treasury security, 2.63%, 8/15/20, with a value of $657,925.		645,000

Principal Amount			Fair Value
Repurchase Agreements — (continued)
$ 156,560	Undivided interest of 0.18% in a repurchase agreement (principal amount/value $86,760,973 with a maturity value of $86,761,310) with BNP Paribas Securities Corp, 0.07%, dated 12/31/14 to be repurchased at $156,560 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.13% - 6.00%, 8/15/21 - 7/15/52, with a value of $88,496,192. (h)	$	156,560
156,561	Undivided interest of 0.19% in a repurchase agreement (principal amount/value $83,887,295 with a maturity value of $83,887,668) with Citigroup Global Markets Inc, 0.08%, dated 12/31/14 to be repurchased at $156,561 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 8.00%, 12/15/17 - 7/15/51, with a value of $85,565,041. (h)		156,561
156,561	Undivided interest of 0.33% in a repurchase agreement (principal amount/value $47,965,088 with a maturity value of $47,965,275) with Merrill Lynch, Pierce, Fenner & Smith, 0.07%, dated 12/31/14 to be repurchased at $156,561 on 1/2/15 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 6/1/17 - 12/20/44, with a value of $48,924,390. (h)		156,561
156,561	Undivided interest of 0.37% in a repurchase agreement (principal amount/value $42,543,058 with a maturity value of $42,543,223) with HSBC Securities (USA) Inc, 0.07%, dated 12/31/14 to be repurchased at $156,561 on 1/2/15 collateralized by Federal Home Loan Mortgage Corp securities, 3.00% - 8.00%, 1/1/23 - 12/1/47, with a value of $43,394,100. (h)		156,561

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2014

Principal Amount			Fair Value
Repurchase Agreements — (continued)
$ 32,957	Undivided interest of 0.38% in a repurchase agreement (principal amount/value $8,673,204 with a maturity value of $8,673,243) with RBC Capital Markets Corp, 0.08%, dated 12/31/14 to be repurchased at $32,957 on 1/2/15 collateralized by various U.S. Government Agency securities, 0.00% - 5.00%, 5/1/15 - 12/20/44, with a value of $8,846,668. (h)	$	32,957

TOTAL SHORT TERM INVESTMENTS — 0.92% (Cost $1,304,200)		$	1,304,200

TOTAL INVESTMENTS — 100.14% (Cost $141,477,523)		$	141,616,089

OTHER ASSETS & LIABILITIES, NET — (0.14)%		$	(199,278)

TOTAL NET ASSETS — 100.00%		$	141,416,811

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2014.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2014, the aggregate cost and fair value of 144A securities was $42,792,343 and $42,931,347, respectively, representing 30.36% of net assets.

(c)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2014. Maturity date disclosed represents final maturity date.

(d)	Security is fair valued under procedures adopted by the Board of Directors.
(e)	All or a portion of the security is on loan at December 31, 2014.
(f)	Security in bankruptcy at December 31, 2014.
(g)

Security in default; some interest payments received during the last 12 months. At December 31, 2014, the aggregate cost and fair value of such securities was $0 and $36,563, respectively, representing 0.03% of net assets.

(h)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2014

Great-West Short Duration Bond Fund
ASSETS:
Investments in securities, fair value (including $644,042 of securities on loan)(a)	$140,311,889
Repurchase agreements, fair value(b)	1,304,200
Cash	104,673
Subscriptions receivable	139,781
Interest receivable	890,215

Total Assets	142,750,758

LIABILITIES:
Payable to investment adviser	78,426
Payable upon return of securities loaned	659,200
Redemptions payable	596,321

Total Liabilities	1,333,947

NET ASSETS	$141,416,811

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,373,590
Paid-in capital in excess of par	139,735,391
Net unrealized appreciation	138,566
Accumulated net realized gain	169,264

NET ASSETS	$141,416,811

NET ASSETS BY CLASS
Initial Class	$141,403,942

Class L	$12,869

CAPITAL STOCK:
Authorized
Initial Class	85,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	13,734,545
Class L	1,351
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.30

Class L	$9.53

(a) Cost of investments	$140,173,323
(b) Cost of repurchase agreements	$1,304,200

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2014

Great-West Short Duration Bond Fund
INVESTMENT INCOME:
Interest	$2,862,150
Income from securities lending	1,634

Total Income	2,863,784

EXPENSES:
Management fees	836,790
Distribution fees - Class L	32

Total Expenses	836,822

Less amount waived by distributor - Class L	32

Net Expenses	836,790

NET INVESTMENT INCOME	2,026,994

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	128,791
Net change in unrealized depreciation on investments	(823,675)

Net Realized and Unrealized Loss	(694,884)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,332,110

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2014 and 2013

	2014	2013
Great-West Short Duration Bond Fund
OPERATIONS:
Net investment income	$2,026,994	$2,393,459
Net realized gain	128,791	503,132
Net change in unrealized depreciation	(823,675)	(1,183,264)

Net Increase in Net Assets Resulting from Operations	1,332,110	1,713,327

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(2,405)	(6,820)
Class L	(0)	(1)

From return of capital	(2,405)	(6,821)

From net investment income
Initial Class	(2,098,800)	(2,344,906)
Class L	(221)	(249)

From net investment income	(2,099,021)	(2,345,155)

From net realized gains
Initial Class	(229,978)	(500,140)
Class L	(22)	(50)

From net realized gains	(230,000)	(500,190)

Total Distributions	(2,331,426)	(2,852,166)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	48,913,053	54,387,518
Shares issued in reinvestment of distributions
Initial Class	2,331,183	2,851,866
Class L	243	300
Shares redeemed
Initial Class	(45,414,771)	(31,164,945)

Net Increase in Net Assets Resulting from Capital Share Transactions	5,829,708	26,074,739

Total Increase in Net Assets	4,830,392	24,935,900

NET ASSETS:
Beginning of year	136,586,419	111,650,519

End of year	$141,416,811	$136,586,419

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,707,154	5,205,647
Shares issued in reinvestment of distributions
Initial Class	225,418	274,408
Class L	25	32
Shares redeemed
Initial Class	(4,371,147)	(2,982,750)

Net Increase	561,450	2,497,337

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014	2013	2012	2011	2010
Great-West Short Duration Bond Fund - Initial Class
NET ASSET VALUE, BEGINNING OF YEAR	$10.37	$10.46	$10.29	$10.30	$10.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15(a)	0.20(a)	0.26(a)	0.28	0.38
Net realized and unrealized gain (loss)	(0.04)	(0.05)	0.24	0.01	0.34

Total From Investment Operations	0.11	0.15	0.50	0.29	0.72

LESS DISTRIBUTIONS:
From return of capital	(0.00)(b)	(0.00)(b)	–	(0.02)	–
From net investment income	(0.16)	(0.20)	(0.24)	(0.28)	(0.38)
From net realized gains	(0.02)	(0.04)	(0.09)	(0.00)(b)	(0.08)

Total Distributions	(0.18)	(0.24)	(0.33)	(0.30)	(0.46)

NET ASSET VALUE, END OF YEAR	$10.30	$10.37	$10.46	$10.29	$10.30

TOTAL RETURN(c)	1.00%	1.39%	4.87%	2.87%	7.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$141,404	$136,574	$111,638	$74,567	$58,520
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.45%	1.91%	2.49%	2.70%	3.91%
Portfolio turnover rate(d)	55%	57%	63%	45%	53%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2014		2013		2012(a)
Great-West Short Duration Bond Fund - Class L
NET ASSET VALUE, BEGINNING OF YEAR	$9.61		$9.71		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(b)	0.19	(b)	0.05	(b)
Net realized and unrealized gain (loss)	(0.03)		(0.06)		0.01

Total From Investment Operations	0.11		0.13		0.06

LESS DISTRIBUTIONS:
From return of capital	(0.00)	(c)	(0.00)	(c)	–
From net investment income	(0.17)		(0.19)		(0.26)
From net realized gains	(0.02)		(0.04)		(0.09)

Total Distributions	(0.19)		(0.23)		(0.35)

NET ASSET VALUE, END OF YEAR	$9.53		$9.61		$9.71

TOTAL RETURN(d)(e)	1.07%		1.35%		0.55%	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$13		$13		$13
Ratio of expenses to average net assets
Before waiver	0.84%		0.86%		0.85%	(g)
After waiver	0.60%		0.60%		0.60%	(g)
Ratio of net investment income to average net assets
Before waiver	N/A		1.67%		2.14%	(g)
After waiver	1.46%		1.92%		2.40%	(g)
Portfolio turnover rate(h)	55%		57%		63%

(a)	Class L inception date was October 15, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Amount was less than $0.01 per share.
(d)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has delegated the day-to-day responsibility for valuation determinations under those policies and procedures to the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which

Annual Report - December 31, 2014

may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Corporate Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2014

As of December 31, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of distributions paid during the years ended December 31, 2014 and 2013 were as follows:

		2014		2013
Ordinary income	$	2,046,806	$	2,391,907
Long-term capital gain		282,215		453,438
Return of capital		2,405		6,821

	$	2,331,426	$	2,852,166

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2014. Net assets of the Fund were unaffected by the reclassifications.

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain
$(2,405)	$74,432	$(72,027)

Annual Report - December 31, 2014

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$	–
Undistributed long-term capital gains		–
Capital loss carryforwards		–
Post-October losses		(28,513)
Net unrealized appreciation		336,343

Tax composition of capital	$	307,830

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October Ordinary Losses	Post-October Capital Losses
$ –	$(28,513)

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2014 were as follows:

Federal tax cost of investments	$	141,279,746

Gross unrealized appreciation on investments		961,817
Gross unrealized depreciation on investments		(625,474)

Net unrealized appreciation on investments	$	336,343

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2014-11 on the financial statements and related disclosures.

2. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at December 31, 2014.

Annual Report - December 31, 2014

Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Repurchase agreements	$ 645,000	$ -	$ (645,000)	$ -	$ -

(a)	Repurchase agreements are reported gross on the Statement of Assets and Liabilities.

(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $356,974 for the year ended December 31, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $84,969,880 and $72,875,858, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $5,993,399 and $2,256,568, respectively.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2014 the Fund had securities on loan valued at $644,042 and received collateral of $659,200 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2014

6. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2014, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Short Duration Bond Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Short Duration Bond Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 27, 2015

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Lead Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	62	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Charles P. Nelson 8515 East	Chairman, President & Chief	Since 2008 (as Director)	Executive Vice President, Retirement Services, Great-West	62	N/A

Orchard Road, Greenwood Village, CO 80111 1961	Executive Officer, Director	Since 2014 (as Chairman) Since 2014 (as President and Chief Executive Officer)	Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Director	Since 2014	Executive Vice President, Individual Markets, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman, President and Chief Executive Officer, Great-West Capital Management, LLC; Director and Executive Vice President of GWFS Equities, Inc; Executive Vice President, FASCore, LLC	62	N/A
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Senior Vice President, Legal & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2014 (as Senior Vice President, Legal)	Senior Vice President, Legal & Chief Compliance Officer, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance	N/A	N/A

Company, and London Life Insurance Company; Secretary and Senior Vice President, Legal & Chief Compliance Officer, GWFS Equities, Inc.; Senior Vice President, Legal & Chief Compliance Officer, Advised Assets Group, LLC, FASCore, LLC, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC; Director & Assistant Treasurer, Great-West Trust Company	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC;	N/A	N/A

formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Senior Vice President and Managing Director, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company, Advised Assets Group, LLC and Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the 1940 Act) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the 1940 Act) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Ms. Donna Lynne is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $745,150 for fiscal year 2013 and $770,000 for fiscal year 2014.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2013 and $100,000 for fiscal year 2014. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2013 and $0 for fiscal year 2014.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)   (1)    Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2013 equaled $898,212, and for fiscal year 2014 equaled $1,625,800.

(h)

The registrant’s Audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503)

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles P. Nelson
Charles P. Nelson
President and Chief Executive Officer
Date:	February 26, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer
Date:	February 26, 2015